Important Notice Regarding Change in Name and Investment Policy

EATON VANCE LARGE-CAP CORE RESEARCH FUND
Supplement to Summary Prospectus dated May 1, 2014, as revised July 1, 2014

The following changes are effective October 31, 2014:

1.   The name of Eaton Vance Large-Cap Core Research Fund is changed to Eaton Vance Stock Fund and the name of Large-Cap Core Research Portfolio is changed to Stock Portfolio.

2.   The following replaces the first paragraph under “Principal Investment Strategies”:

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index.  Particular stocks owned will not mirror the S&P 500 Index.  The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in other pooled investment vehicles and may lend its securities.

August 18, 2014	15902 8.18.14

Important Notice Regarding Change in Name and Investment Policy

EATON VANCE LARGE-CAP GROWTH FUND
Supplement to Summary Prospectus dated May 1, 2014, as revised July 10, 2014

The following changes are effective October 31, 2014:

1.   The name of Eaton Vance Large-Cap Growth Fund is changed to Eaton Vance Growth Fund and the name of Large-Cap Growth Portfolio is changed to Growth Portfolio.

2.   The following replaces the first paragraph under “Principal Investment Strategies”:

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests primarily in large-cap companies.  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

August 18, 2014	15903 8.18.14

EATON VANCE BALANCED FUND
Supplement to Summary Prospectus dated May 1, 2014

Effective October 31, 2014, the following replaces the first two paragraphs under “Principal Investment Strategies”:

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities through its investment in two other registered investment companies managed by Eaton Vance Management or its affiliates (the “Portfolios”).  The Fund usually invests between 50% and 75% of its net assets in equity securities by investing in Stock Portfolio and between 25% and 50% of its net assets in fixed-income securities by investing in Investment Grade Income Portfolio.  Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios.

The Fund’s equity securities are primarily common stocks.  The Fund’s fixed-income securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations), convertible debt securities, inflation-linked debt securities and municipal securities.  A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Fixed-income securities may be of any credit quality, but investment in securities rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch”)) (so-called “junk bonds”) and credit derivatives where the credit rating of the reference instrument is below investment grade will be limited to not more than 15% of total fixed-income assets.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar instruments).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

August 18, 2014	15908 8.18.14

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE LARGE-CAP CORE RESEARCH FUND

EATON VANCE LARGE-CAP GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectus dated May 1, 2014, as revised July 1, 2014

The following changes are effective October 31, 2014:

1.

The following Funds’ and Portfolios’ names will change:

Current Name

New Name

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Stock Fund

Large-Cap Core Research Portfolio

Stock Portfolio

Eaton Vance Large-Cap Growth Fund

Eaton Vance Growth Fund

Large-Cap Growth Portfolio

Growth Portfolio

2.

The following replaces the first two paragraphs under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Balanced Fund”:

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities through its investment in two other registered investment companies managed by Eaton Vance Management or its affiliates (the “Portfolios”).  The Fund usually invests between 50% and 75% of its net assets in equity securities by investing in Stock Portfolio and between 25% and 50% of its net assets in fixed-income securities by investing in Investment Grade Income Portfolio.  Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios.

The Fund’s equity securities are primarily common stocks.  The Fund’s fixed-income securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations), convertible debt securities, inflation-linked debt securities and municipal securities.  A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Fixed-income securities may be of any credit quality, but investment in securities rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch”)) (so-called “junk bonds”) and credit derivatives where the credit rating of the reference instrument is below investment grade will be limited to not more than 15% of total fixed-income assets.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar instruments).  The Fund may invest up to 10% of its net assets in real estate investment trusts and may lend its securities.

3.

The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Large-Cap Core Research Fund”:

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index.  Particular stocks owned will not mirror the S&P 500 Index.  The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in other pooled investment vehicles and may lend its securities.

4.

The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Large-Cap Growth Fund”:

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests primarily in large-cap companies.  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

5.

The following replaces the first paragraph under “Large-Cap Research Portfolio.” in “Further Information about the Portfolios”:

Stock Portfolio.  The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities.  Under normal market conditions, the Portfolio invests at least 80% of its net assets in a diversified portfolio of common stocks (the “80% Policy”).  The Portfolio generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index.  Particular stocks owned will not mirror the S&P 500 Index.  The Portfolio may invest up to 25% of its assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Portfolio may also invest in other pooled investment vehicles and may lend its securities. The Portfolio may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  When using derivatives, the Portfolio expects to primarily enter into option transactions or a combination of option transactions on individual securities.

August 18, 2014	15907 8.18.14

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE LARGE-CAP CORE RESEARCH FUND

EATON VANCE LARGE-CAP GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND
Supplement to Statement of Additional Information dated May 1, 2014, as revised July 1, 2014

Effective October 31, 2014, the following Funds’ and Portfolios’ names will change:

Current Name

New Name

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Stock Fund

Large-Cap Core Research Portfolio

Stock Portfolio

Eaton Vance Large-Cap Growth Fund

Eaton Vance Growth Fund

Large-Cap Growth Portfolio

Growth Portfolio

August 18, 2014